iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited)
January 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 98,576 $ 29,302,702
a
Consumer Staples Distribution & Retail  —  0 .1%
Maplebear, Inc.
(a) (b)
........................ 280,493 13,542,202
a
Electrical Equipment  —  0 .3%
Vertiv Holdings Co. , Class A ................. 604,289 70,713,899
a
Electronic Equipment, Instruments & Components  —  1 .7%
Amphenol Corp. , Class A ................... 1,991,450 140,954,831
Arrow Electronics, Inc.
(a) (b)
................... 89,609 10,443,929
Avnet, Inc. ............................. 146,420 7,564,057
CDW Corp. ............................. 226,765 45,157,982
Coherent Corp.
(a) (b)
........................ 210,288 19,028,961
Corning, Inc. ............................ 1,293,750 67,378,500
Ingram Micro Holding Corp.
(a)
................. 29,939 698,178
IPG Photonics Corp.
(a) (b)
.................... 45,849 3,362,107
Jabil, Inc. .............................. 186,491 30,288,003
TD SYNNEX Corp. ........................ 127,102 18,113,306
342,989,854
a
Financial Services  —  0 .2%
Toast, Inc. , Class A
(a)
...................... 764,312 31,275,647
a
Hotels, Restaurants & Leisure  —  0 .6%
DoorDash, Inc. , Class A
(a)
................... 596,522 112,641,249
a
Interactive Media & Services  —  9 .4%
Alphabet, Inc. , Class A ..................... 2,616,396 533,797,112
Alphabet, Inc. , Class C , NVS ................. 2,159,958 444,087,365
IAC, Inc.
(a) (b)
............................ 127,020 5,376,757
Match Group, Inc. ........................ 433,812 15,487,088
Meta Platforms, Inc. , Class A ................. 1,238,152 853,309,595
Pinterest, Inc. , Class A
(a)
.................... 1,011,252 33,330,866
Trump Media & Technology Group Corp.
(a) (b)
....... 125,732 4,005,822
ZoomInfo Technologies, Inc.
(a)
................ 509,142 5,239,071
1,894,633,676
a
IT Services  —  4 .9%
Akamai Technologies, Inc.
(a)
.................. 251,204 25,095,280
Amdocs Ltd. ............................ 189,360 16,699,658
Cloudflare, Inc. , Class A
(a) (b)
.................. 506,151 70,051,298
Cognizant Technology Solutions Corp. , Class A ..... 840,152 69,404,957
DXC Technology Co.
(a)
..................... 301,827 6,555,682
EPAM Systems, Inc.
(a)
...................... 92,146 23,401,398
Gartner, Inc.
(a)
........................... 127,209 69,052,862
Globant SA
(a) (b)
.......................... 70,862 15,116,282
GoDaddy, Inc. , Class A
(a)
.................... 235,898 50,163,710
International Business Machines Corp. .......... 1,548,234 395,883,434
Kyndryl Holdings, Inc.
(a)
..................... 382,322 14,512,943
MongoDB, Inc. , Class A
(a)
................... 120,797 33,016,236
Okta, Inc. , Class A
(a)
....................... 273,077 25,729,315
Snowflake, Inc. , Class A
(a)
................... 533,696 96,871,161
Twilio, Inc. , Class A
(a)
...................... 257,985 37,815,441
VeriSign, Inc.
(a)
.......................... 140,450 30,196,750
979,566,407
a
Professional Services  —  0 .8%
CACI International, Inc. , Class A
(a)
............. 37,255 14,390,116
Clarivate PLC
(a) (b)
......................... 696,991 3,777,691
Concentrix Corp. ......................... 78,239 4,090,335
Dayforce, Inc.
(a) (b)
......................... 253,071 17,902,243
Dun & Bradstreet Holdings, Inc. ............... 516,407 6,351,806
KBR, Inc. .............................. 224,316 12,207,277
Security Shares Value
a
Professional Services (continued)
Leidos Holdings, Inc. ...................... 224,441 $ 31,877,355
Parsons Corp.
(a) (b)
......................... 78,115 6,192,176
Paycom Software, Inc. ..................... 85,892 17,827,744
Paycor HCM, Inc.
(a)
....................... 138,028 3,054,560
Science Applications International Corp. ......... 83,241 9,013,335
SS&C Technologies Holdings, Inc. ............. 362,703 29,360,808
156,045,446
a
Semiconductors & Semiconductor Equipment  —  29 .3%
Advanced Micro Devices, Inc.
(a) (b)
.............. 2,716,781 315,010,757
Allegro MicroSystems, Inc.
(a)
................. 207,178 4,990,918
Amkor Technology, Inc. ..................... 192,502 4,737,474
Analog Devices, Inc. ....................... 836,691 177,286,456
Applied Materials, Inc. ..................... 1,403,718 253,160,541
Astera Labs, Inc.
(a)
........................ 182,666 18,525,986
Broadcom, Inc. .......................... 3,632,592 803,783,632
Cirrus Logic, Inc.
(a)
........................ 90,327 9,072,444
Entegris, Inc. ............................ 254,138 25,805,172
GlobalFoundries, Inc.
(a) (b)
.................... 167,894 6,962,564
Intel Corp. ............................. 7,195,925 139,816,823
KLA Corp. .............................. 227,433 167,900,138
Lam Research Corp. ...................... 2,169,603 175,846,323
Lattice Semiconductor Corp.
(a) (b)
............... 229,036 13,059,633
MACOM Technology Solutions Holdings, Inc.
(a)
..... 93,417 12,354,398
Marvell Technology, Inc. .................... 1,446,697 163,274,223
Microchip Technology, Inc. ................... 895,069 48,602,247
Micron Technology, Inc. ..................... 1,861,425 169,836,417
Monolithic Power Systems, Inc. ............... 79,264 50,520,496
NVIDIA Corp. ........................... 21,675,915 2,602,627,114
ON Semiconductor Corp.
(a)
.................. 716,823 37,518,516
Onto Innovation, Inc.
(a)
..................... 82,651 16,923,619
Qorvo, Inc.
(a) (b)
........................... 159,722 13,253,731
QUALCOMM, Inc. ........................ 1,884,486 325,884,164
Skyworks Solutions, Inc. .................... 271,091 24,062,037
Teradyne, Inc. ........................... 263,604 30,522,707
Texas Instruments, Inc. ..................... 1,535,903 283,543,053
Universal Display Corp. .................... 78,717 11,801,253
Wolfspeed, Inc.
(a) (b)
........................ 212,532 1,302,821
5,907,985,657
a
Software  —  35 .6%
Adobe, Inc.
(a)
............................ 748,272 327,331,586
ANSYS, Inc.
(a)
........................... 147,246 51,609,723
Appfolio, Inc. , Class A
(a)
.................... 37,540 8,780,981
AppLovin Corp. , Class A
(a)
................... 442,703 163,618,602
Aspen Technology, Inc.
(a)
.................... 45,152 11,899,810
Atlassian Corp. , Class A
(a)
................... 268,641 82,413,686
Autodesk, Inc.
(a)
.......................... 363,699 113,234,047
Bentley Systems, Inc. , Class B ................ 235,613 10,967,785
Cadence Design Systems, Inc.
(a) (b)
............. 460,197 136,963,831
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 761,154 8,456,421
Confluent, Inc. , Class A
(a)
................... 412,764 12,250,835
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 388,371 154,598,844
Datadog, Inc. , Class A
(a) (b)
................... 504,556 72,005,187
DocuSign, Inc.
(a) (b)
........................ 342,885 33,167,266
Dolby Laboratories, Inc. , Class A .............. 99,802 8,356,421
DoubleVerify Holdings, Inc.
(a)
................. 247,442 5,099,780
Dropbox, Inc. , Class A
(a)
.................... 399,105 12,831,226
Dynatrace, Inc.
(a)
......................... 497,571 28,734,725
Elastic N.V.
(a)
............................ 146,858 16,533,274
Five9, Inc.
(a)
............................ 125,130 5,129,079
Fortinet, Inc.
(a)
........................... 1,065,427 107,480,276
Gen Digital, Inc. .......................... 917,521 24,690,490
Gitlab, Inc. , Class A
(a) (b)
..................... 205,864 14,978,665

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Software (continued)
Guidewire Software, Inc.
(a) (b)
.................. 138,131 $ 29,182,936
HashiCorp, Inc. , Class A
(a) (b)
.................. 244,966 8,377,837
HubSpot, Inc.
(a)
.......................... 82,487 64,301,091
Informatica, Inc. , Class A
(a) (b)
................. 136,319 3,500,672
Intuit, Inc. .............................. 461,097 277,354,456
Manhattan Associates, Inc.
(a)
................. 103,365 21,560,905
Microsoft Corp. .......................... 6,880,346 2,855,756,411
MicroStrategy, Inc. , Class A
(a) (b)
................ 277,798 93,003,992
nCino, Inc.
(a) (b)
........................... 140,909 4,792,315
Nutanix, Inc. , Class A
(a)
..................... 422,146 29,028,870
Oracle Corp. ............................ 2,651,245 450,870,725
Palantir Technologies, Inc. , Class A
(a)
........... 3,396,227 280,154,765
Palo Alto Networks, Inc.
(a) (b)
.................. 1,092,090 201,403,238
Pegasystems, Inc. ........................ 76,118 8,242,818
Procore Technologies, Inc.
(a) (b)
................ 179,776 14,302,979
PTC, Inc.
(a)
............................. 199,798 38,656,917
RingCentral, Inc. , Class A
(a)
.................. 135,496 4,717,971
Roper Technologies, Inc. .................... 180,212 103,739,038
Salesforce, Inc. .......................... 1,559,855 533,002,453
SentinelOne, Inc. , Class A
(a)
.................. 463,696 11,105,519
ServiceNow, Inc.
(a) (b)
....................... 346,475 352,843,210
Synopsys, Inc.
(a)
......................... 256,934 135,013,678
Teradata Corp.
(a)
......................... 159,285 5,082,784
Tyler Technologies, Inc.
(a)
................... 71,545 43,044,334
UiPath, Inc. , Class A
(a) (b)
.................... 719,557 10,232,101
Unity Software, Inc.
(a) (b)
..................... 509,599 11,313,098
Workday, Inc. , Class A
(a)
.................... 357,295 93,632,728
Zoom Communications, Inc. , Class A
(a)
.......... 445,029 38,690,821
Zscaler, Inc.
(a)
........................... 157,142 31,835,398
7,165,876,600
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  16 .9%
Apple, Inc. ............................. 13,206,624 $ 3,116,763,264
Dell Technologies, Inc. , Class C ............... 458,804 47,532,095
Hewlett Packard Enterprise Co. ............... 2,190,102 46,408,261
HP, Inc. ............................... 1,625,258 52,820,885
NetApp, Inc. ............................ 347,764 42,461,985
Pure Storage, Inc. , Class A
(a)
................. 518,010 35,115,898
Super Micro Computer, Inc.
(a) (b)
................ 834,118 23,789,045
Western Digital Corp.
(a) (b)
.................... 582,948 37,967,403
3,402,858,836
a
Total Long-Term Investments — 99.9%
(Cost: $ 14,894,739,949 ) .............................. 20,107,432,175
a
Short-Term Securities
Money Market Funds  —  2 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(c) (d) (e)
...................... 381,028,194 381,218,708
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.35%
(c) (d)
............................ 28,420,275 28,420,275
a
Total Short-Term Securities — 2.0%
(Cost: $ 409,561,502 ) ................................ 409,638,983
Total Investments — 101.9%
(Cost: $ 15,304,301,451 ) .............................. 20,517,071,158
Liabilities in Excess of Other Assets — ( 1 .9 ) % ............... (383,878,964)
Net Assets — 100.0% ................................. $ 20,133,192,194
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
  Shares Held
at 01/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 153,332,193  $ 227,855,155
(a)
$ —  $ (5,642) $ 37,002  $ 381,218,708  381,028,194  $ 654,517
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 25,812,904  2,607,371
(a)
—  —  —  28,420,275  28,420,275  667,585  —
$ (5,642) $ 37,002
$ 409,638,983
$ 1,322,102  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Technology ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2025
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index .......................................... 9 03/21/25 $ 1,211 $ 46,830
E-Mini Technology Select Sector Index ...................................................... 88 03/21/25 20,576 (549,780)
$ (502,950)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 20,107,432,175  $ —  $ —  $ 20,107,432,175
Short-Term Securities
Money Market Funds ...................................... 409,638,983  —  —  409,638,983
$ 20,517,071,158  $ —  $ —  $ 20,517,071,158
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 46,830  $ —  $ —  $ 46,830
Liabilities
Equity Contracts ........................................... (549,780) —  —  (549,780)
$ (502,950) $ —  $ —  $ (502,950)
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares